Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Information
Segment Information

Note 10—Segment Information

Our operating segments are aggregated into reportable business segments based primarily upon similar economic characteristics, products, services, customers, and delivery methods. We have identified two reportable segments: rental of cars, crossovers and light trucks, or "car rental," and rental of industrial, construction and material handling equipment, or "equipment rental." Other reconciling items include general corporate assets and expenses, certain interest expense (including net interest on corporate debt), as well as other business activities, such as our third party claim management services.

Adjusted pre-tax income (loss) is the measure utilized by management in making decisions about allocating resources to segments and measuring their performance. We believe this measure best reflects the financial results from ongoing operations. Adjusted pre-tax income (loss) is calculated as income (loss) before income taxes plus other reconciling items, non-cash purchase accounting charges, non-cash debt charges and certain one-time charges and non-operational items. The contribution of our reportable segments to revenues and adjusted pre-tax income (loss) and the reconciliation to consolidated amounts are summarized below (in millions of dollars).

	Three Months Ended June 30,
	Revenues		Adjusted Pre-Tax Income (Loss)
	2011	2010	2011	2010
Car rental	$1,768.8	$1,611.4	$242.2	$174.9
Equipment rental	301.7	265.8	33.4	14.4

Total reportable segments	2,070.5	1,877.2	275.6	189.3
Other	1.8	2.4

Total	$2,072.3	$1,879.6

Adjustments:
Other reconciling items(1)			(84.9)	(87.3)
Purchase accounting(2)			(22.5)	(22.5)
Non-cash debt charges(3)			(21.0)	(44.2)
Restructuring charges			(33.7)	(20.3)
Restructuring related charges(4)			(2.8)	(2.0)
Derivative losses(5)			—	(0.6)
Acquisition related costs			(6.1)	(7.0)
Pension adjustment(6)			13.1	—
Premiums paid on debt(7)			(10.7)	—

Income before income taxes			$107.0	$5.4

	Six Months Ended June 30,
	Revenues		Adjusted Pre-Tax Income (Loss)
	2011	2010	2011	2010
Car rental	$3,279.1	$3,033.1	$303.5	$202.0
Equipment rental	569.9	502.8	43.6	9.4

Total reportable segments	3,849.0	3,535.9	347.1	211.4
Other	3.3	4.6

Total	$3,852.3	$3,540.5

Adjustments:
Other reconciling items(1)			(166.1)	(172.4)
Purchase accounting(2)			(43.1)	(44.6)
Non-cash debt charges(3)			(75.1)	(87.7)
Restructuring charges			(38.4)	(31.0)
Restructuring related charges(4)			(3.3)	(7.3)
Derivative losses(5)			—	(2.3)
Acquisition related costs			(9.0)	(7.0)
Management transition costs			(2.5)	—
Pension adjustment(6)			13.1	—
Premiums paid on debt(7)			(62.4)	—

Loss before income taxes			$(39.7)	$(140.9)

(1)
Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities such as our third-party claim management services.
(2)
Represents the purchase accounting effects of the Acquisition on our results of operations relating to increased depreciation and amortization of tangible and intangible assets and accretion of revalued workers' compensation and public liability and property damage liabilities. Also represents the purchase accounting effects of subsequent acquisitions on our results of operations relating to increased amortization of intangible assets.

(3)
Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts. For the three and six months ended June 30, 2010, also includes $18.0 million and $38.9 million, respectively, associated with the amortization of amounts pertaining to the de-designation of the Hertz Vehicle Financing LLC, or "HVF," interest rate swaps as effective hedging instruments.

(4)
Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.

(5)
Represents the mark-to-market adjustment on our interest rate cap.

(6)
Represents a gain for the U.K. pension plan relating to unamortized prior service cost from a 2010 amendment that eliminated discretionary pension increases related to pre-1997 service primarily pertaining to inactive employees.

(7)
Represents premiums paid to redeem our 10.5% Senior Subordinated Notes and a portion of our 8.875% Senior Notes.

Total assets increased $976.7 million from December 31, 2010 to June 30, 2011. The increase was primarily related to an increase in our car rental segment's revenue earning equipment, partly offset by a decrease in other cash and cash equivalents primarily relating to the redemption of our 10.5% Senior Subordinated Notes and a portion of our 8.875% Senior Notes.

Note 10—Segment Information

Our operating segments are aggregated into reportable business segments based primarily upon similar economic characteristics, products, services, customers, and delivery methods. We have identified two reportable segments: rental of cars, crossovers and light trucks, or "car rental," and rental of industrial, construction and material handling equipment, or "equipment rental." Other reconciling items includes general corporate assets and expenses, certain interest expense (including net interest on corporate debt), as well as other business activities, such as our third party claim management services.

Adjusted pre-tax income (loss) is the measure utilized by management in making decisions about allocating resources to segments and measuring their performance. We believe this measure best reflects the financial results from ongoing operations. Adjusted pre-tax income (loss) is calculated as income (loss) before income taxes plus other reconciling items, non-cash purchase accounting charges, non-cash debt charges and certain one-time charges and non-operational items. The contribution of our reportable segments for the years ended December 31, 2010, 2009 and 2008 is summarized below (in millions of dollars).

	Years ended December 31,
	2010	2009	2008
Revenues
Car rental	$6,486.2	$5,979.0	$6,858.2
Equipment rental	1,070.1	1,110.9	1,658.1
Other reconciling items	6.2	11.6	8.8

Total	$7,562.5	$7,101.5	$8,525.1

Adjusted pre-tax income(a)
Car rental	$642.9	$465.3	$289.1
Equipment rental	$78.0	$76.4	$272.0
Depreciation of revenue earning equipment and lease charges
Car rental	$1,594.6	$1,614.2	$1,843.8
Equipment rental	273.5	317.2	350.4

Total	$1,868.1	$1,931.4	$2,194.2

Depreciation of property and equipment
Car rental	$112.3	$115.9	$126.0
Equipment rental	34.3	37.6	40.8
Other reconciling items	7.4	6.1	6.0

Total	$154.0	$159.6	$172.8

Amortization of other intangible assets
Car rental	$30.2	$32.5	$33.9
Equipment rental	33.4	32.8	32.4
Other reconciling items	1.1	0.7	—

Total	$64.7	$66.0	$66.3

Interest expense
Car rental	$401.3	$316.1	$452.4
Equipment rental	39.4	53.3	110.8
Other reconciling items	285.8	284.3	307.3

Total	$726.5	$653.7	$870.5

Revenue earning equipment and property and equipment
Car rental
Expenditures	$8,430.1	$7,533.1	$9,978.5
Proceeds from disposals	(7,432.7)	(5,940.0)	(8,395.1)

Net expenditures	$997.4	$1,593.1	$1,583.4

Equipment rental
Expenditures	$186.1	$94.4	$356.7
Proceeds from disposals	(124.3)	(190.3)	(293.1)

Net expenditures (proceeds)	$61.8	$(95.9)	$63.6

Other reconciling items
Expenditures	$3.9	$0.5	$9.6
Proceeds from disposals	(0.3)	—	—

Net expenditures	$3.6	$0.5	$9.6

	As of December 31,
	2010	2009
Total assets at end of year
Car rental	$11,742.7	$12,356.5
Equipment rental	2,997.6	2,939.0
Other reconciling items	2,583.9	700.9

Total	$17,324.2	$15,996.4

Revenue earning equipment, net, at end of year
Car rental	$7,235.7	$7,019.3
Equipment rental	1,703.7	1,832.3

Total	$8,939.4	$8,851.6

Property and equipment, net, at end of year
Car rental	$875.9	$877.9
Equipment rental	222.8	243.6
Other reconciling items	64.9	66.6

Total	$1,163.6	$1,188.1

We operate in the United States and in international countries. International operations are substantially in Europe. The operations within major geographic areas are summarized below (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Revenues
United States	$4,993.7	$4,675.9	$5,506.1
International	2,568.8	2,425.6	3,019.0

Total	$7,562.5	$7,101.5	$8,525.1

	As of December 31,
	2010	2009
Total assets at end of year
United States	$12,077.9	$10,663.7
International	5,246.3	5,332.7

Total	$17,324.2	$15,996.4

Revenue earning equipment, net, at end of year
United States	$6,404.1	$6,432.3
International	2,535.3	2,419.3

Total	$8,939.4	$8,851.6

Property and equipment, net, at end of year
United States	$947.1	$953.7
International	216.5	234.4

Total	$1,163.6	$1,188.1

(a)
The following table reconciles adjusted pre-tax income to loss before income taxes for the years ended December 31, 2010, 2009 and 2008 (in millions of dollars):

	Years ended December 31,
	2010	2009	2008
Adjusted pre-tax income
Car rental	$642.9	$465.3	$289.1
Equipment rental	78.0	76.4	272.0

Total reportable segments	720.9	541.7	561.1
Adjustments:
Other reconciling items(1)	(347.8)	(328.2)	(324.5)
Purchase accounting(2)	(90.3)	(90.3)	(101.0)
Non-cash debt charges(3)	(160.6)	(159.8)	(100.2)
Restructuring charges	(54.7)	(106.8)	(216.2)
Restructuring related charges(4)	(13.2)	(46.5)	(26.3)
Impairment charges(5)	—	—	(1,168.9)
Management transition costs	—	(1.0)	(5.2)
Derivative gains (losses)(6)	(3.2)	2.4	(2.2)
Gain on debt buyback(7)	—	48.5	—
Third-party bankruptcy accrual(8)	—	(4.3)	—
Acquisition related costs(9)	(17.7)	—	—

Income (loss) before income taxes	$33.4	$(144.3)	$(1,383.4)

(1)
Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities such as our third-party claim management services.

(2)
Represents the purchase accounting effects of the Acquisition on our results of operations relating to increased depreciation and amortization of tangible and intangible assets and accretion of revalued workers' compensation and public liability and property damage liabilities. Also represents the purchase accounting effects of subsequent acquisitions on our results of operations relating to increased amortization of intangible assets.

(3)
Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts. For the years ended December 31, 2010 and 2009, also includes $68.9 million and $74.6 million, respectively, associated with the amortization of amounts pertaining to the de-designation of the HVF interest rate swaps as effective hedging instruments. During the year ended December 31, 2008, also includes $11.8 million associated with the ineffectiveness of our HVF interest rate swaps and $30.0 million related to the write-off of deferred financing costs associated with those countries outside the United States as to which take-out asset-based facilities have not been entered into.

(4)
Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.

(5)
Represents non-cash impairment charges related to our goodwill, other intangible assets and property and equipment.

(6)
In 2010, represents the mark-to-market adjustment on our interest rate cap. In 2009, represents the mark-to-market adjustments on our interest rate cap and gasoline swap. In 2008, represents an unrealized loss on our HIL interest rate swaptions which were terminated in October 2008.

(7)
Represents a gain (net of transaction costs) recorded in connection with the buyback of portions of certain of our Senior Notes and Senior Subordinated Notes.

(8)
Represents an allowance for uncollectible program car receivables related to a bankrupt European dealer affiliated with a U.S. car manufacturer.

(9)
Represents costs incurred in connection with the Dollar Thrifty Automotive Group, Inc. transaction which has now been terminated.